Supplement to the
Fidelity® Sustainable High Yield ETF
December 30, 2022
Summary Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
SHY-SUSTK-1123-100 1.9911179.100	November 9, 2023